Business Combination (Details 2) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Business Combinations [Abstract]
Total revenue	$ 4,928	$ 3,034	$ 6,790
Net loss applicable to common stockholders	$ (1,713)	$ (40,052)	$ (1,923)